RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
8.
RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500

The following describes classification differences between the financial statements and the Form 5500:

	2025	2024
Net assets available for benefits per the financial statements	$2,372,959,537	$2,197,248,519
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(11,160,178)	(20,633,206)
Net assets available for benefits per Form 5500	$2,361,799,359	$2,176,615,313

The Form 5500 includes a Net Investment Gain of $302,202,276 from Master Trust Investments for the year ended December 31, 2025 consisting of $304,681,738 of Investment Gains (comprised of the $295,208,710 of the Plan’s interest in gains of the Master Trust plus the $9,473,028 adjustment from fair value to contract value for fully benefit-responsive investment contracts) minus $2,479,462 of administrative expenses.